Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS RREEF Global Real Estate Securities Fund

Barry McConnell has been added as a portfolio manager of the fund and, together with John Hammond, John W. Vojticek, David W. Zonavetch, Chris Robinson and Robert Thomas, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS RREEF Global Real Estate Securities Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Barry McConnell is provided as of May 31, 2021 and the information for John Hammond, John W. Vojticek, David W. Zonavetch, Chris Robinson and Robert Thomas is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
John Hammond	$0	$0
John W. Vojticek	$50,001 - $100,000	Over $1,000,000
David W. Zonavetch	$10,001 - $50,000	$500,001 - $1,000,000
Chris Robinson	$0	$0
Robert Thomas	$100,001 - $500,000	Over $1,000,000
Barry McConnell	$0	$10,001 - $50,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
John Hammond	1	$163,448,518	0	$0
John W. Vojticek	6	$3,659,521,921	0	$0
David W. Zonavetch	3	$1,423,250,965	0	$0
Chris Robinson	1	$163,448,518	0	$0
Robert Thomas	3	$1,423,250,965	0	$0
Barry McConnell	0	$0	0	$0

July 21, 2021
SAISTKR21-15

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
John Hammond	13	$2,088,770,774	2	$96,509,273
John W. Vojticek	33	$7,446,354,442	4	$321,693,721
David W. Zonavetch	16	$2,549,131,821	2	$96,509,273
Chris Robinson	16	$2,784,700,900	2	$96,509,273
Robert Thomas	16	$2,549,131,821	2	$96,509,273
Barry McConnell	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
John Hammond	17	$1,726,413,431	2	$149,652,599
John W. Vojticek	49	$11,345,094,415	3	$729,252,094
David W. Zonavetch	15	$1,802,019,829	3	$274,528,707
Chris Robinson	15	$1,760,385,783	2	$149,652,599
Robert Thomas	15	$1,802,019,829	3	$274,528,707
Barry McConnell	0	$0	0	$0

Please Retain This Supplement for Future Reference

July 21, 2021
SAISTKR21-15